Share-based payments - 2022 grants to CEO and CFO (Details) € / shares in Units, $ / shares in Units, € in Thousands								1 Months Ended	12 Months Ended
	Jun. 26, 2023 EUR (€)	Jun. 12, 2023 USD ($)	May 27, 2022 EquityInstruments € / shares	Feb. 01, 2022 USD ($) EquityInstruments	Feb. 01, 2022 € / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 31, 2022 shares	Dec. 31, 2023 USD ($) shares tranche $ / shares	Dec. 31, 2023 EUR (€) shares tranche installment	Dec. 31, 2022 EUR (€) shares Options	Dec. 31, 2021 EUR (€) Options	Dec. 31, 2022 $ / shares
Share-based payments
Share-based payments | €										€ 2,158	€ (1,461)	€ 5,471
Value of other equity instruments granted under share based payment arrangement						$ 3,200,000	€ 2,800
Chief Executive Officer
Share-based payments
Cash Bonus in Share-Based Payment Arrangement									$ 750,000
CFO
Share-based payments
Cash Bonus in Share-Based Payment Arrangement									300,000
Chief Executive Officer and Chief Financial Officer [Member]
Share-based payments
Incremental fair value		$ 0							20,000
If the Capital Raise is at least EUR 10,000k | Chief Executive Officer
Share-based payments
Cash Bonus in Share-Based Payment Arrangement									375,000
Capital Raise | €										10,000
If the Capital Raise is at least EUR 10,000k | CFO
Share-based payments
Cash Bonus in Share-Based Payment Arrangement									150,000
If the capital raise exceeds EUR 10,000k | Chief Executive Officer
Share-based payments
Cash Bonus in Share-Based Payment Arrangement									$ 300,000
Capital Raise | €										€ 10,000
Capital Raise | Pharmaceutical Investment Company
Share-based payments
Share-based payments | €	€ 997
RSUs | Chief Executive Officer
Share-based payments
Contractual life				10 years
Exercise price | € / shares					€ 0
Vesting period									3 years	3 years
Exercised during the year | $ / shares									$ 7
RSUs | CFO
Share-based payments
Contractual life			10 years
Exercise price | € / shares			€ 0
Percentage cash bonus in share-based payment arrangement									1.50%	1.50%
Performance Based RSUs | CFO
Share-based payments
RSUs granted | EquityInstruments			58,132
Time Based RSUs | CFO
Share-based payments
RSUs granted | EquityInstruments			55,556
Restricted Stock Units and Maximum Additional Restricted Stock Unit [Member] | Chief Executive Officer and Chief Financial Officer [Member] | Minimum
Share-based payments
Vesting percentage									50.00%	50.00%
Restricted Stock Units and Maximum Additional Restricted Stock Unit [Member] | Chief Executive Officer and Chief Financial Officer [Member] | Maximum
Share-based payments
Vesting percentage									100.00%	100.00%
SGAs
Share-based payments
RSUs granted | shares									908,192	908,192
Number
Exercised during the year | shares									0	0
Subject to time-vesting and performance vesting | Chief Executive Officer
Share-based payments
Number of Installments | installment										4
Subject to time-vesting and performance vesting | RSUs | Chief Executive Officer
Share-based payments
RSUs granted | EquityInstruments				174,394
Share based awards subject to time-vesting [Member] | RSUs | Chief Executive Officer
Share-based payments
RSUs granted				166,667							1,052,227
Share based awards subject to time-vesting [Member] | RSUs | CFO
Share-based payments
RSUs granted | shares								443,628
Annual RSUs | RSUs | Chief Executive Officer
Share-based payments
RSUs granted | EquityInstruments				44,444
Annual RSUs | Other RSUs granted to CEO | Chief Executive Officer
Share-based payments
Value of other equity instruments granted under share based payment arrangement				$ 200,000
2019 Plan | RSUs
Share-based payments
RSUs granted | Options												167,326
WAEP
Vested as of December 31 | $ / shares													$ 1.0
2019 Plan | RSUs | Minimum
Share-based payments
Number of tranches | tranche									3	3
2019 Plan | RSUs | Maximum
Share-based payments
Number of tranches | tranche									4	4
2019 Plan | SGAs
Share-based payments
RSUs granted									908,192	908,192	425,093
2019 Plan | SGAs | Minimum
Share-based payments
Vesting period									3 years	3 years
Number of tranches | tranche									3	3
2019 Plan | SGAs | Maximum
Share-based payments
Vesting period									4 years	4 years
Number of tranches | tranche									4	4